Property and Equipment, Net - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Property and equipment, gross	$ 905,822	$ 846,302
Less accumulated depreciation and amortization	(522,748)	(521,084)
Property and equipment, net	383,074	325,218
Computer and other equipment
Property and equipment
Property and equipment, gross	446,000	424,957
Buildings and improvements
Property and equipment
Property and equipment, gross	275,396	262,499
Furniture and other equipment
Property and equipment
Property and equipment, gross	167,578	141,927
Land
Property and equipment
Property and equipment, gross	15,677	16,195
Other
Property and equipment
Property and equipment, gross	$ 1,171	$ 724